Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net
Schedule of accounts receivables

	2020	2019
Contracts in transit	$3,321	$2,645
Trade	240	202
Finance commission	132	87
Other	506	349
Total	4,199	3,283
Allowance for doubtful accounts	(67)	(27)
Total Accounts Receivable, net	$4,132	$3,256